     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 14, 2006.

                                                            FILE NOS. 333-128124

                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                             [ ]
        Post-Effective Amendment No. 3                          [X]

                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

             Amendment No. 4                                    [X]

                        (CHECK APPROPRIATE BOX OR BOXES)
                             ---------------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                           ("FIRST SUNAMERICA LIFE")
                              (Name of Depositor)

                          733 THIRD AVENUE, 4TH FLOOR
                            NEW YORK, NEW YORK 10017
             (Address of Depositor's Principal Offices) (Zip Code)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786

                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000

                            CHRISTINE A. NIXON, ESQ.
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       C/O AIG RETIREMENT SERVICES, INC.
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


It is proposed that this filing will become effective:



[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on December 1, 2006 pursuant to paragraph (b) of Rule 485



[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485



[ ] on           pursuant to paragraph (a)(1) of Rule 485



If appropriate, check the following box:



[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                EXPLANATORY NOTE



        Designation of New Effective Date for Previously File Amendment



Post-Effective Amendment No. 2 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 3 was filed under the Investment Company Act of 1940 (collectively, the "Amendments") on September 11, 2006 and pursuant to Rule 485(a)(1) would have become effective on November 15, 2006.



Post-Effective Amendment 3 and Amendment No. 4 (collectively, the "Subsequent Amendments") are being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 1, 2006 as the new date upon which the Amendments shall become effective.

The Subsequent Amendments incorporate by reference Parts A, B and C as indicated below:



                              PART A -- PROSPECTUS



With the exception of any paragraph that discusses the incorporation of the AIG Annual Report or the financial statements of the Registrant and Depositor, incorporated by reference to the Prospectus filed on Form N-4, Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940, File Nos. 333-128124 and 811-08810, filed on May 1, 2006, Accession No. 0000950129-06-004634.



Incorporated by reference to the Supplement filed on Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, File Nos. 333-128124 and 811-08810, filed on September 11, 2006, Accession No. 0000950124-06-005157.



                 PART B -- STATEMENT OF ADDITIONAL INFORMATION



With the exception of the paragraphs that discuss the financial statements of the Registrant, Depositor, and Guarantor, the Statement of Additional Information is incorporated by reference to Form N-4, Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940, File Nos. 333-128124 and 811-08810, filed on May 1, 2006,
Accession No. 0000950129-06-004634.



                          PART C -- OTHER INFORMATION



Incorporated by Reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-128124 and 811-08810, filed on September 11, 2006, Accession No. 0000950124-06-005157.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 3 and Amendment No. 4 to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 14th day of November, 2006.

                                        FS VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                        COMPANY

                                        By:       /s/ JAY S. WINTROB
                                         ---------------------------------------
                                                     JAY S. WINTROB,
                                                 CHIEF EXECUTIVE OFFICER

                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                        COMPANY
                                        (Depositor)

                                        By:       /s/ JAY S. WINTROB
                                         ---------------------------------------
                                                     JAY S. WINTROB,
                                                 CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                    SIGNATURE                                         TITLE                             DATE
                    ---------                                         -----                             ----

JAY S. WINTROB*                                        Chief Executive Officer, President &       November 14, 2006
------------------------------------------------                     Director
JAY S. WINTROB                                            (Principal Executive Officer)


BRUCE R. ABRAMS*                                                     Director                     November 14, 2006
------------------------------------------------
BRUCE R. ABRAMS


M. BERNARD AIDINOFF*                                                 Director                     November 14, 2006
------------------------------------------------
M. BERNARD AIDINOFF


                                                                     Director                     November 14, 2006
------------------------------------------------
MICHAEL J. AKERS


PATRICK J. FOLEY*                                                    Director                     November 14, 2006
------------------------------------------------
PATRICK J. FOLEY


MARC H. GAMSIN*                                                      Director                     November 14, 2006
------------------------------------------------
MARC H. GAMSIN


CECIL C. GAMWELL III*                                                Director                     November 14, 2006
------------------------------------------------
CECIL C. GAMWELL III

                    SIGNATURE                                         TITLE                             DATE
                    ---------                                         -----                             ----


N. SCOTT GILLIS*                                      Senior Vice President, Chief Financial      November 14, 2006
------------------------------------------------     Officer & Director (Principal Financial
N. SCOTT GILLIS                                                      Officer)


JANA W. GREER*                                                       Director                     November 14, 2006
------------------------------------------------
JANA W. GREER


JACK R. HARNES*                                                      Director                     November 14, 2006
------------------------------------------------
JACK R. HARNES


DAVID L. HERZOG*                                                     Director                     November 14, 2006
------------------------------------------------
DAVID L. HERZOG


JOHN I. HOWELL*                                                      Director                     November 14, 2006
------------------------------------------------
JOHN I. HOWELL


CHRISTINE A. NIXON*                                                  Director                     November 14, 2006
------------------------------------------------
CHRISTINE A. NIXON


CHRISTOPHER J. SWIFT*                                                Director                     November 14, 2006
------------------------------------------------
CHRISTOPHER J. SWIFT


STEWART R. POLAKOV*                                    Senior Vice President and Controller       November 14, 2006
------------------------------------------------          (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MALLARY L. REZNIK                                            Attorney-in-Fact                 November 14, 2006
------------------------------------------------
*MALLARY L. REZNIK

American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 14th day of November, 2006.

                                        By: AMERICAN HOME ASSURANCE COMPANY

                                        By:     /s/ ROBERT S. SCHIMEK
                                        ----------------------------------------
                                                   ROBERT S. SCHIMEK,
                                          SENIOR VICE PRESIDENT AND TREASURER

                    SIGNATURE                                          TITLE                             DATE
                    ---------                                          -----                             ----

*M. BERNARD AIDINOFF                                                 Director                     November 14, 2006
------------------------------------------------
M. BERNARD AIDINOFF


*JOHN QUINLAN DOYLE                                           Director and President              November 14, 2006
------------------------------------------------
JOHN QUINLAN DOYLE


*NEIL ANTHONY FAULKNER                                               Director                     November 14, 2006
------------------------------------------------
NEIL ANTHONY FAULKNER


*DAVID NEIL FIELDS                                                   Director                     November 14, 2006
------------------------------------------------
DAVID NEIL FIELDS


*KENNETH VINCENT HARKINS                                             Director                     November 14, 2006
------------------------------------------------
KENNETH VINCENT HARKINS


                                                                     Director                     November 14, 2006
------------------------------------------------
CHARLES DANGELO


*DAVID LAWRENCE HERZOG                                               Director                     November 14, 2006
------------------------------------------------
DAVID LAWRENCE HERZOG


*ROBERT EDWARD LEWIS                                                 Director                     November 14, 2006
------------------------------------------------
ROBERT EDWARD LEWIS


*KRISTIAN PHILIP MOOR                                          Director and Chairman              November 14, 2006
------------------------------------------------
KRISTIAN PHILIP MOOR


*WIN JAY NEUGER                                                      Director                     November 14, 2006
------------------------------------------------
WIN JAY NEUGER


*ROBERT S. SCHIMEK                                      Director, Senior Vice President and       November 14, 2006
------------------------------------------------                     Treasurer
ROBERT S. SCHIMEK


*NICHOLAS SHAW TYLER                                                 Director                     November 14, 2006
------------------------------------------------
NICHOLAS SHAW TYLER


*NICHOLAS CHARLES WALSH                                              Director                     November 14, 2006
------------------------------------------------
NICHOLAS CHARLES WALSH




By:     /s/ ROBERT S. SCHIMEK                                    Attorney-in-Fact                 November 14, 2006
        ------------------------------------------
        *ROBERT S. SCHIMEK